Accounts Receivable, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Reversal of allowance for expected credit losses	¥ 4,747	¥ (14,682)	¥ 23,769